1. Nature of Operations and Summary of Significant Accounting (Tables)	12 Months Ended
Dec. 31, 2016
Nature Of Operations And Summary Of Significant Accounting Tables
Schedule of income tax expense
December 31, 2016
Expected tax expense (benefit) – Federal	$(1,588)
Expected tax expense (benefit) – State	(200)
Change in valuation allowance	1,788
Provision for income taxes (benefit)	$—

Schedule of deferred tax assets and liabilities
Gross Deferred tax assets:
Net operating loss carryforwards	$(1,788)
Total deferred tax assets	1,788
Less: valuation allowance	(1,788)
Net deferred tax asset recorded	$—